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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6536

           Van Kampen Trust For Investment Grade New Jersey Municipals
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/08

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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW JERSEY MUNICIPALS
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (Unaudited)

PAR
AMOUNT
(000)    DESCRIPTION                                          COUPON         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------
         MUNICIPAL BONDS  169.6%
         NEW JERSEY  142.9%
 $ 1,500 Bayonne, NJ Redev Agy Royal
            Caribbean Proj Ser A (AMT) ...........            5.375%         11/01/35      $   1,419,345
   2,250 Bergen Cnty, NJ Util Auth Wtr
            Sys (AMBAC Insd) .....................            5.000          12/15/31          2,333,587
   1,500 Burlington Cnty, NJ Brdg Commn
            Econ Dev Rev The Evergreens
            Proj .................................            5.625          01/01/38          1,405,395
   2,000 Camden Cnty, NJ Muni Util Auth
            Swr Rev Cap Apprec Ser B
            (FGIC Insd) ..........................              *            09/01/14          1,579,260
   2,500 Camden Cnty, NJ Muni Util Auth
            Swr Rev Cap Apprec Ser B
            (FGIC Insd) ..........................              *            09/01/15          1,886,600
   4,095 Camden, NJ (FSA Insd) ...................              *            02/15/11          3,773,911
   1,000 Colt's Neck Twp, NJ Brd Ed (FSA
            Insd) ................................            5.000          02/01/21          1,115,070
   1,845 East Orange, NJ Brd Ed Ctf Part
            Cap Apprec (FSA Insd) ................              *            08/01/19          1,163,439
   1,845 East Orange, NJ Brd Ed Ctf Part
            Cap Apprec (FSA Insd) ................              *            02/01/25            837,556
   2,850 East Orange, NJ Brd Ed Ctf Part
            Cap Apprec (FSA Insd) ................              *            02/01/28          1,092,975
   2,330 Edgewater, NJ Muni Util Auth Rev
            Swr Rfdg (MBIA Insd) (a)(b) ..........              *            11/01/12          2,039,798
   1,000 Essex Cnty, NJ Impt Auth Lease
            Rev Gtd City of Newark
            (AMBAC Insd) .........................            5.125          04/01/29          1,024,730
   1,000 Essex Cnty, NJ Impt Auth Pkg
            Fac Rev Rfdg (AMBAC Insd) ............            5.000          10/01/22          1,019,790
   2,500 Hoboken, NJ Pkg Util Ser A
            (FGIC Insd) ..........................            5.250          01/01/18          2,713,025
   1,020 Mantua Twp, NJ Sch Dist Rfdg
            (MBIA Insd) (b) ......................            5.000          03/01/15          1,094,378


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
   6,500 Mercer Cnty, NJ Impt Auth Rev
            Cap Apprec Gtd Solid Waste
            Rfdg .................................              *            04/01/10          6,160,700
   7,055 Mercer Cnty, NJ Impt Auth Rev
            Cap Apprec Gtd Solid Waste
            Rfdg (b) .............................              *            04/01/12          6,231,823
   1,000 Middlesex Cnty, NJ Impt Auth Rev
            Admin Bldg Residential Proj
            (FNMA Collateralized) (AMT) ..........            5.350          07/01/34          1,018,550
   1,000 Middlesex Cnty, NJ Impt Auth Rev
            Sr Heldrich Ctr Hotel Ser A ..........            5.000          01/01/32            885,260
   1,000 Morris Union Jointure Commn NJ
            (Radian Insd) ........................            4.750          05/01/29            964,900
   1,000 Morris Union Jointure Commn NJ
            (Radian Insd) ........................            5.000          05/01/24          1,021,880
   1,500 New Jersey Econ Dev Auth
            Middlesex Wtr Co Proj Rfdg
            (AMBAC Insd) (AMT) ...................            5.100          01/01/32          1,508,355
     500 New Jersey Econ Dev Auth Ret
            Cmnty Rev Seabrook Vlg Inc
            Fac Rfdg .............................            5.250          11/15/26            453,070
   2,000 New Jersey Econ Dev Auth Rev
            Cig Tax ..............................            5.500          06/15/31          1,941,260
   1,000 New Jersey Econ Dev Auth Rev
            First Mtg Winchester Ser A ...........            5.800          11/01/31          1,013,540
   2,000 New Jersey Econ Dev Auth Rev
            Kapkowski Rd Landfill Proj
            Rfdg .................................            5.750          10/01/21          2,018,680
     525 New Jersey Econ Dev Auth Rev
            Newark Downtown Dist Mgmt
            Corp .................................            5.125          06/15/27            523,052
     700 New Jersey Econ Dev Auth Rev
            Newark Downtown Dist Mgmt
            Corp .................................            5.125          06/15/37            653,730
  10,000 New Jersey Econ Dev Auth St
            Contract Econ Recovery (MBIA
            Insd) ................................            5.900          03/15/21         11,894,200


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
   1,000 New Jersey Hlthcare Fac Fin Auth
            Rev Cap Hlth Sys Oblig Grp Ser
            A ....................................            5.375          07/01/33            994,460
   1,500 New Jersey Hlthcare Fac Fin Auth
            Rev Children's Specialized Hosp
            Ser A ................................            5.500          07/01/36          1,446,705
   2,060 New Jersey Hlthcare Fac Fin Auth
            Rev Gen Hosp Ctr at Passaic
            (FSA Insd) (a) .......................            6.500          07/01/11          2,203,973
   4,250 New Jersey Hlthcare Fac Fin Auth
            Rev Gen Hosp Ctr at Passaic
            (FSA Insd) (a) .......................            6.750          07/01/19          5,299,325
   1,000 New Jersey Hlthcare Fac Fin Auth
            Rev Palisades Med Ctr Oblig
            Grp (ACA Insd) .......................            5.250          07/01/28            906,330
     490 New Jersey Hlthcare Fac Fin Auth
            Rev Saint Mary Hosp (a) ..............            5.875          07/01/12            523,139
   2,300 New Jersey Hlthcare Fac Fin Auth
            Rev Saint Peters Univ Hosp
            Oblig ................................            5.750          07/01/37          2,320,493
   2,000 New Jersey Hlthcare Fac Fin Auth
            Rev South Jersey Hosp  (c) ...........            5.000          07/01/36          1,953,940
   2,000 New Jersey Hlthcare Fac Fin Auth
            Rev South Jersey Hosp  (c) ...........            5.000          07/01/46          1,922,140
   2,000 New Jersey Hlthcare Fac Fin Auth
            Rev South Jersey Hosp
            (Prerefunded @ 7/01/12) ..............            6.000          07/01/32          2,268,100
     280 New Jersey Hlthcare Fac Fin FHA
            Jersey City Med Ctr (AMBAC
            Insd) ................................            4.800          08/01/21            282,304
   7,410 New Jersey Hlthcare Fac Fin Holy
            Name Hosp ............................            5.000          07/01/36          6,766,293
   1,000 New Jersey Hlthcare Fac
            Kennedy Hlth Sys .....................            5.625          07/01/31          1,019,360
   1,000 New Jersey Hlthcare Fac Saint
            Clare's Hosp Inc Rfdg Ser A
            (Radian Insd) ........................            5.250          07/01/23          1,047,030


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
     885 New Jersey St Ed Fac Auth Rev
            Beth Medrash Govoha America
            Ser G (b) ............................            5.875          07/01/12            920,993
   1,000 New Jersey St Ed Fac Auth Rev
            Beth Medrash Govoha America
            Ser G ................................            6.375          07/01/30          1,019,700
   2,000 New Jersey St Ed Fac Auth Rev
            College of NJ Ser C (FGIC
            Insd) ................................            5.375          07/01/15          2,188,560
     500 New Jersey St Ed Fac Auth Rev
            Monmouth Univ Ser D ..................            5.125          07/01/24            504,555
   1,000 New Jersey St Ed Fac Auth Rider
            Univ Ser A (Radian Insd) .............            5.250          07/01/34          1,005,360
     915 New Jersey St Ed Fac Auth Seton
            Hall Univ Proj Rfdg (AMBAC
            Insd) ................................            5.000          07/01/18            936,164
   1,270 New Jersey St Hsg & Mtg Fin Agy
            Multi-Family Hsg Rev Ser A
            (AMBAC Insd) (AMT) ...................            5.550          05/01/27          1,290,282
   2,090 New Jersey St Hsg & Mtg Fin Agy
            Multi-Family Hsg Rev Ser F
            (FSA Insd) (b) .......................            5.050          05/01/13          2,225,975
   1,000 New Jersey St Hsg & Mtg Fin Agy
            Rev Single Family Hsg Ser U
            (AMT) ................................            5.000          10/01/37            982,470
   3,250 New Jersey St Hsg & Mtg Fin Agy
            Single Family Hsg Ser T (AMT) ........            4.700          10/01/37          3,032,835
     130 New Jersey St Tpk Auth Tpk Rev
            Ser C (MBIA Insd) (a) ................            6.500          01/01/16            153,897
     390 New Jersey St Tpk Auth Tpk Rev
            Ser C (MBIA Insd) ....................            6.500          01/01/16            456,222
   1,880 New Jersey St Tpk Auth Tpk Rev
            Ser C (MBIA Insd) (a) ................            6.500          01/01/16          2,225,582
   1,095 North Bergen Twp, NJ (FSA Insd) .........              *            08/15/09          1,057,376
   1,000 North Hudson Swr Auth NJ Swr
            Rev Rfdg Ser A (FGIC Insd) ...........            5.250          08/01/16          1,090,620
   1,000 North Hudson Swr Auth NJ Swr
            Rev Rfdg Ser A (FGIC Insd) ...........            5.250          08/01/17          1,090,620


   5,000 Rahway Valley, NJ Swr Auth Swr
            Cap Apprec Ser A (MBIA Insd) .........              *            09/01/32          1,425,650
   1,000 Rutgers St Univ of NJ Rfdg Ser A ........            6.400          05/01/13          1,093,400
   1,300 Salem Cnty, NJ Impt Auth Rev
            City Gtd Fin Law St Office Bldg
            (FSA Insd) ...........................            5.250          08/15/32          1,395,043
   1,750 Salem Cnty, NJ Impt Auth Rev
            City Gtd Fin Law St Office Bldg
            (FSA Insd) ...........................            5.250          08/15/38          1,871,153
   3,500 Tobacco Settlement Fin Corp NJ
            (Prerefunded @ 6/01/12) ..............            6.000          06/01/37          3,976,560
  15,000 Tobacco Settlement Fin Corp NJ
            Ser 1A ...............................            5.000          06/01/41         12,780,750
   7,375 Union Cnty, NJ ..........................            5.000          03/01/16          7,956,814
   1,720 Union Cnty, NJ Util Auth Sub
            Lease Ogden Martin Ser A
            (AMBAC Insd) (AMT) ...................            5.350          06/01/23          1,742,600
   1,000 University Medicine & Dentistry
            Ser A (MBIA Insd) ....................            5.000          09/01/17          1,032,710
                                                                                           -------------
                                                                                             143,197,342
                                                                                           -------------
         NEW YORK  8.4%
   1,000 Port Auth NY & NJ Cons 132nd
            Ser ..................................            5.000          09/01/38          1,025,000
   5,000 Port Auth NY & NJ Cons 144th
            Ser (d) ..............................            5.000          10/01/35          5,164,776
   2,000 Port Auth NY & NJ Cons 85th Ser
            (MBIA Insd) (b) ......................            5.375          03/01/28          2,256,760
                                                                                           -------------
                                                                                               8,446,536
                                                                                           -------------
         GUAM  3.5%
   1,000 Guam Govt Ser A .........................            5.250          11/15/37            941,890
   1,230 Guam Intl Arpt Auth Gen Ser B
            (MBIA Insd) ..........................            5.250          10/01/20          1,338,068
   1,250 Guam Pwr Auth Rev Ser A
            (AMBAC Insd) .........................            5.125          10/01/29          1,249,975
                                                                                           -------------
                                                                                               3,529,933
                                                                                           -------------


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
         PUERTO RICO  9.3%
   2,000 Puerto Rico Comwlth Hwy & Tran
            Auth Hwy Rev Rfdg Ser Y (FSA
            Insd) ................................            6.250          07/01/21          2,433,320
     770 Puerto Rico Elec Pwr Auth Rev
            Ser TT (d) ...........................            5.000          07/01/32            766,605
   1,735 Puerto Rico Elec Pwr Auth Rev
            Ser TT (d) ...........................            5.000          07/01/37          1,727,351
   1,800 Puerto Rico Pub Bldg Auth Rev
            Govt Fac Ser I (Comwlth Gtd) .........            5.250          07/01/33          1,791,162
   3,000 Puerto Rico Pub Bldg Auth Rev
            Gtd Conv Cap Apprec Ser D
            (AMBAC Insd) (e) .....................          0/5.450          07/01/30          2,536,080
                                                                                           -------------
                                                                                               9,254,518
                                                                                           -------------
         U.S. VIRGIN ISLANDS  5.5%
   1,500 Virgin Islands Pub Fin Auth
            Refinery Fac Rev Sr Sec
            Hovensa Refinery (AMT) ...............            4.700          07/01/22          1,348,485
   2,000 Virgin Islands Pub Fin Auth Rev
            Gross Rcpt Taxes Ln Nt Ser A .........            6.375          10/01/19          2,149,780
   1,000 Virgin Islands Pub Fin Auth Rev
            Sr Lien Fd Ln Rfdg Ser A (ACA
            Insd) ................................            5.625          10/01/25          1,013,840
   1,000 Virgin Islands Wtr & Pwr Auth
            Elec Sys Rev Ser A ...................            5.000          07/01/31            974,380
                                                                                           -------------
                                                                                               5,486,485
                                                                                           -------------
TOTAL LONG-TERM INVESTMENTS  169.6%
  (Cost $163,031,137) ...............................................................        169,914,814
                                                                                           -------------


TOTAL SHORT TERM INVESTMENTS  0.7%
  (Cost $700,000) ...................................................................            700,000
                                                                                           -------------

TOTAL INVESTMENTS  170.3%
  (Cost $163,731,137) ...............................................................        170,614,814


 LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (5.6%)
   (Cost ($5,625,000))
(5,625) Notes with interest rates of 2.20% at January 31, 2008 and collateral with contractual maturities ranging from 2032 to
         2037 (f) ...................................................................         (5,625,000)
                                                                                           -------------


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
TOTAL NET INVESTMENTS  164.7%
   (Cost $158,106,137) ..............................................................        164,989,814

OTHER ASSETS IN EXCESS OF LIABILITIES 0.3% ..........................................            283,147

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (65.0%) .........................        (65,074,081)
                                                                                           -------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0% .......................................      $ 100,198,880
                                                                                           -------------

Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond
(a)  Escrowed to Maturity
(b)  The Trust owns 100% of the outstanding bond issuance.
(c)  Security purchased on a when-issued or delayed delivery basis.
(d)  Underlying security related to Inverse Floaters entered into by the Trust.
(e)  Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(f)  Floating rate notes. The interest rates shown reflect the rates in effect at January 31, 2008.


ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
Comwth - Commonwealth of Puerto Rico
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
MBIA - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance


Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Investment Grade New Jersey Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: March 20, 2008